OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Related Party Transactions [Abstract]
OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Transactions with Clayton A. Struve

See Notes 7, 9 and 10 or related party transactions with Clayton A. Struve.

On January 5, 2021, the Company extended the warrant expiration date to August 4, 2023 with Clayton A. Struve, a major investor in the Company:

Warrant No./Class	Issue Date	No. Warrant Shares	Exercise Price	Original Expiration Date	Amended Expiration Date
Clayton Struve Warrant Series C Warrant W98	08-04-2016	1,785,715	$0.25	08-04-2021	08-04-2023
Clayton Struve Warrant Series F Warrant F-1	11-14-2016	187,500	$0.25	11-13-2021	11-13-2023
Clayton Struve Warrant Series F Warrant F-2	12-19-2016	187,500	$0.25	12-18-2021	12-18-2023

On January 28, 2021, Clayton A. Struve exercised warrants on a cashless basis for 889,880 shares of common stock at $0.25 per share, including warrants for 187,500 and 187,500 that were just extended as discussed above.

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. On April 29, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2021.

Related Party Transactions with Ronald P. Erickson

See Notes 7, 9, 10 and 12 for related party transactions with Ronald P. Erickson.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $476,486 and $597,177 as of March 31, 2021 and September 30, 2020, respectively.

On December 15, 2020, the Company issued a fully vested warrant to Ronald P. Erickson for 2,000,000 shares of common stock. The five year warrant is exercisable for cash or non-cash at $1.53 per share and was valued using a Black-Scholes model at $1,811,691.

On December 15, 2020, the Company issued two stock option grants to Ronald P. Erickson, one for 1,865,675 shares and one for 1,865,675 shares at an exercise price of $1.53 per share. The stock option grants expire in five years. The stock option grants vest when earned based on certain performance criteria.

On February 9, 2021, Particle approved a stock option grant to Mr. Erickson totaling 500,000 shares at an average of $0.80 per share. The stock option grant vests (i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved.

On April 29, 2021, the Company signed Amendment 5 to the convertible promissory or OID notes with J3E2A2Z, extending the due dates to September 30, 2021.

Related Party Transactions with Phillip A. Bosua

See Notes 10 and 12 for related party transactions with Phillip A. Bosua.

On December 15, 2020, the Company issued two stock option grant to Phillip A. Bosua, one for 2,132,195 shares and one for 2,132,200 shares at an exercise price of $1.53 per share. The stock option grants expire in five years. The stock option grants vest when earned based on certain performance criteria.

On February 9, 2021, Particle approved a stock option grant to Mr. Bosua totaling 500,000 shares at an average of $0.80 per share. The stock option grant vests (i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved.

On March 18, 2021, the Company approved a $250,000 bonus for Mr. Bosua. The bonus was recorded in accrued liabilities – related party as of March 31, 2021 and was paid during April 2021.

Related Party Transactions with Directors

On January 15, 2021, the Company issued 30,000 shares each to three directors shares at an exercise price of $2.00 per share.

On January 15, 2021, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $2.00 per share. The warrants expire on January 15, 2026.

Related Party Transactions with Ronald P. Erickson

See Notes 10, 13 and 15 for related party transactions with Ronald P. Erickson.

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $73,964 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020. On May 11, 2020, the Company signed Amendment 3 to the convertible promissory or OID notes, extending the due dates to September 30, 2020. On December 8, 2020, the Company signed Amendment 4 to the convertible promissory or OID notes, extending the due dates to March 31, 2021.

On January 2, 2019, Mr. Erickson was issued 100,000 shares of restricted common stock at the grant date market value of $1.02 per share.

On October 4, 2019, Ronald P. Erickson voluntarily cancelted a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grant was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Ronald P. Erickson for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon uplisting to the NASDAQ or NYSE exchanges.

On January 1, 2020, the Company issued 100,000 shares of restricted common stock to Ronald P. Erickson. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $190,000.

On June 1, 2020, Mr. Erickson received a salary of $10,000 per month for work on Particle, Inc.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $597,177 and $487,932 as of September 30, 2020 and 2019, respectively.

On July 2, 2020, Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Ronald P. Erickson. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved.

Related Party Transaction with Phillip A. Bosua

On October 4, 2019, Philip A. Bosua voluntarily cancelled a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grants was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Philip A. Bosua for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon FDA approval of the UBAND blood glucose monitor.

On January 1, 2020, the Company issued 150,000 shares of restricted common stock to Phillip A. Bosua. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $285,000.

On June 1, 2020, Mr. Bosua received a salary of $10,000 per month for work on Particle, Inc.

On July 2, 2020, Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Philip A. Bosua. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved.

Stock Issuances and Cancellations to Named Executive Officers and Directors

During the year ended September 30, 2019, two directors voluntarily forfeited stock option grants for 100,000 shares of common stock at $3.03 per share.

On November 4, 2019, the Company granted stock option grants to two directors totaling 105,000 shares with an exercise price of $1.10 per share. The stock option grants expire in five years. The stock option grants vested immediately.

On January 1, 2020, the Company issued 120,000 shares of restricted common stock to three directors. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $228,000.